Supplement dated November 21, 2014, to the following prospectuses and summary prospectuses:

American Beacon Global Evolution Frontier Markets Income Fund
Prospectus dated February 18, 2014, and
 Summary Prospectus dated June 30, 2014

American Beacon Small Cap Value II Fund
Prospectus dated February 28, 2014, and
 Summary Prospectus dated March 28, 2014

American Beacon Balanced Fund
American Beacon Emerging Markets Fund
American Beacon High Yield Bond Fund
American Beacon Intermediate Bond Fund
American Beacon International Equity Fund
American Beacon Large Cap Value Fund
American Beacon Retirement Income and Appreciation Fund
American Beacon Short-Term Bond Fund
Prospectus dated February 28, 2014, and
 Summary Prospectus dated June 30, 2014

American Beacon Small Cap Value Fund
Prospectus dated February 28, 2014, and
 Summary Prospectus dated August 20, 2014

American Beacon Mid-Cap Value Fund
Prospectus dated February 28, 2014, and
 Summary Prospectus dated October 15, 2014

American Beacon S&P 500 Index Fund
Prospectus and Summary Prospectus dated April 30, 2014

American Beacon Bridgeway Large Cap Value Fund
American Beacon Holland Large Cap Growth Fund
American Beacon Stephens Mid-Cap Growth Fund
American Beacon Stephens Small Cap Growth Fund
American Beacon Treasury Inflation Protected Securities Fund
Prospectus dated April 30, 2014, and
 Summary Prospectus dated June 30, 2014
American Beacon International Equity Index Fund
American Beacon Small Cap Index Fund
Prospectus dated April 30, 2014, and
 Summary Prospectus dated July 16, 2014

American Beacon Acadian Emerging Markets Managed Volatility Fund
American Beacon Earnest Partners Emerging Markets Equity Fund
American Beacon SGA Global Growth Fund
Prospectus dated May 30, 2014, and
 Summary Prospectus dated June 30, 2014

American Beacon Bahl & Gaynor Small Cap Growth Fund
Prospectus and Summary Prospectus and,
 Summary Prospectus dated July 15, 2014

American Beacon AHL Managed Futures Strategy Fund
Prospectus dated August 19, 2014, and
 Summary Prospectus dated August 25, 2014

American Beacon Crescent Short Duration High Income Fund
Prospectus and Summary Prospectus dated October 1, 2014

American Beacon Flexible Bond Fund
American Beacon SiM High Yield Opportunities Fund
American Beacon The London Company Income Equity Fund
American Beacon Zebra Global Equity Fund
American Beacon Zebra Small Cap Equity Fund
Prospectus dated December 27, 2013, and
 Summary Prospectus dated June 30, 2014

The information below supplements each Fund's Prospectus and Summary Prospectus, and is in addition to any other supplement(s):

On November 20, 2014, American Beacon Advisors, Inc. (the "Manager"), the manager of the American Beacon Funds (the "Trust"), announced that its parent company, Lighthouse Holdings Parent, Inc., agreed to be acquired by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, both of which are private equity firms. The announcement states that the parties expect to complete the sale in the second quarter of 2015, subject to the satisfaction of certain closing conditions.  Completion of the sale would result in a change of control of the Manager and the termination of the Trust's management and investment advisory agreements.  Thus, prior to completion of the sale, the Board of Trustees (the "Board") of the Trust will be asked to meet to determine whether to approve new management agreements with the Manager that would become effective upon the completion of the sale.  If the Board takes this action, a meeting of the Funds' shareholders will be called to consider new management agreements and such other matters as the Board may deem appropriate.  In advance of the meeting, proxy materials will be sent to shareholders regarding the new management agreements and any other matters proposed for shareholder approval.  The Manager has represented that, if this sale occurs, there are no anticipated changes in the services provided by the Manager or in the fee rates charged by the Manager to the Funds.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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